Shareholders' Deficit (Details) - USD ($)						1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 15, 2023	Jan. 18, 2022	Jul. 31, 2021	Feb. 08, 2021	Jul. 31, 2021	Jun. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2022
Shareholders' Deficit [Line Items]
Preferred stock, shares authorized								1,000,000	1,000,000		1,000,000
Preferred stock, par value per share (in Dollars per share)								$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Conversion of stock, description		one-for-one						-for-one
Period for registration statement to become effective									60 days
Share price (in Dollars per share)									$ 10.1
Public Warrants [Member]
Shareholders' Deficit [Line Items]
Period to exercise warrants								30 days	30 days
Expiration period of warrants								5 years	5 years
Period to file registration statement								20 days	20 days
Period for registration statement to become effective								60 days
Warrant redemption price (in Dollars per share)								$ 0.01	$ 0.01
Notice period to redeem warrants								30 days	30 days
Adjusted exercise price of warrants percentage								115.00%	115.00%
Number of warrants or rights outstanding								11,250,000	11,250,000		11,250,000
Private Placement Warrants [Member]
Shareholders' Deficit [Line Items]
Period to exercise warrants									30 days
Number of warrants or rights outstanding								9,350,000	9,350,000		9,350,000
Conversion From Class B to Class A Common Stock [Member]
Shareholders' Deficit [Line Items]
Percentage of ordinary shares issued and outstanding								20.00%	20.00%
Conversion of stock, description								one-to-one	one-to-one
Class A Ordinary Shares [Member]
Shareholders' Deficit [Line Items]
Common stock, shares authorized								200,000,000	200,000,000		200,000,000
Common stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001		$ 0.0001
Common stock, voting rights								one vote	one vote
Common stock, shares issued								3,375,000	3,375,000
Common stock, shares outstanding								3,375,000	3,375,000
Ordinary Shares properly exercised	20,253,090	20,253,090
Stock redeemption price per share (in Dollars per share)		$ 10.46
Redemption amount (in Dollars)	$ 211,918,105	$ 211,918,105
Conversion of stock, shares issued		3,375,000
Ordinary shares redemption right										1,031,997
Share price (in Dollars per share)								$ 18
Shares issued price per share (in Dollars per share)								14
Class A Ordinary Shares [Member] | Public Warrants [Member]
Shareholders' Deficit [Line Items]
Share price (in Dollars per share)								$ 18	$ 18
Number of trading days for determining the share price								20 days
Number of consecutive trading days								30 days
Adjusted share price percentage								180.00%
Class A Ordinary Shares [Member] | Redemption of Warrants when Price Equals or Exceeds Eighteen Dollar [Member] | Public Warrants [Member]
Shareholders' Deficit [Line Items]
Share price (in Dollars per share)									$ 18
Number of trading days for determining the share price									20 days
Number of consecutive trading days									30 days
Adjusted share price percentage									180.00%
Class A Ordinary Shares [Member] | Extension Amendment Proposal [Member]
Shareholders' Deficit [Line Items]
Redemption amount (in Dollars)		$ 211,918,105
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders' Deficit [Line Items]
Stock redeemption price per share (in Dollars per share)		$ 10.4
Conversion of stock, shares issued							3,375,000		3,375,000
Class A Ordinary Shares [Member] | Common Stock [Member] | Extension Amendment Proposal [Member]
Shareholders' Deficit [Line Items]
Redemption amount (in Dollars)		$ 211,918,104
Class A Ordinary Shares [Member] | Sponsor [Member]
Shareholders' Deficit [Line Items]
Ordinary shares redemption right		3,375,000
Class A Ordinary Shares [Member] | Sponsor [Member] | Conversion of Common Stock Class B to Class A [Member]
Shareholders' Deficit [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001
Conversion of stock, shares issued		3,375,000
Class A Ordinary Shares [Member]
Shareholders' Deficit [Line Items]
Common stock, shares issued								4,589,913	5,621,910		22,500,000
Common stock, shares outstanding								4,589,913	5,621,910		22,500,000
Class A Ordinary Shares Subject to Possible Redemption [Member]
Shareholders' Deficit [Line Items]
Temporary equity, shares outstanding								1,214,913	2,246,910		22,500,000
Class B Ordinary Shares [Member]
Shareholders' Deficit [Line Items]
Common stock, shares authorized								20,000,000	20,000,000		20,000,000
Common stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001		$ 0.0001
Common stock, voting rights								one vote	one vote
Common stock, shares issued								2,250,000	2,250,000		5,625,000
Common stock, shares outstanding			5,625,000	5,750,000		5,750,000		2,250,000	2,250,000		5,625,000
Stock surrendered				1,437,500
Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders' Deficit [Line Items]
Conversion of stock, shares issued							(3,375,000)		(3,375,000)
Class B Ordinary Shares [Member] | Sponsor [Member]
Shareholders' Deficit [Line Items]
Common stock, shares outstanding			5,625,000
Class B Ordinary Shares [Member] | Sponsor [Member]
Shareholders' Deficit [Line Items]
Common stock, shares outstanding		5,621,910	5,625,000					4,589,913	5,750,000
Shares issued (in Dollars)					$ 25,000
Sponsor paid					7,187,500
Stock surrendered			125,000	1,437,500		1,437,500
Class B Ordinary Shares [Member] | Sponsor [Member] | Conversion of Common Stock Class B to Class A [Member]
Shareholders' Deficit [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001
Conversion of stock, shares converted	3,375,000	3,375,000						3,375,000	3,375,000
Additional Offering [Member] | Class A Ordinary Shares [Member]
Shareholders' Deficit [Line Items]
Shares issued price per share (in Dollars per share)								$ 9.2	$ 9.2
Percentage of equity proceeds								60.00%	60.00%
weighted average trading period								20 days	20 days
Volume weighted average price per share (in Dollars per share)								$ 9.2	$ 9.2